Income Tax - Schedule of Deferred Tax Assets (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Schedule of Deferred Tax Assets [Line Items]
Subtotal	$ 43,260	$ 28,923
Unrecognized deferred tax assets	(43,260)	(28,923)
Total Deferred tax
Fixed assets [Member]
Schedule of Deferred Tax Assets [Line Items]
Subtotal	2	(13)
Capitalized R&D [Member]
Schedule of Deferred Tax Assets [Line Items]
Subtotal	11,050	5,494
Accrued and prepaid expenses [Member]
Schedule of Deferred Tax Assets [Line Items]
Subtotal	(101)	669
ROU Assets [Member]
Schedule of Deferred Tax Assets [Line Items]
Subtotal	5	(72)
Advertising expenses in excess of deduction limit [Member]
Schedule of Deferred Tax Assets [Line Items]
Subtotal	11	14
Allowance against receivables [Member]
Schedule of Deferred Tax Assets [Line Items]
Subtotal	3
State tax [Member]
Schedule of Deferred Tax Assets [Line Items]
Subtotal	(1)	(1)
Stock options [Member]
Schedule of Deferred Tax Assets [Line Items]
Subtotal	883	1,075
NOL [Member]
Schedule of Deferred Tax Assets [Line Items]
Subtotal	$ 31,408	$ 21,758